Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 486,396,000	$ 184,224,000	$ 141,590,000
Restricted cash	17,429,000	14,801,000	2,929,000
Accounts receivable	553,584,000	684,046,000	643,805,000
Prepaid expenses and other current assets	125,409,000	69,420,000	81,819,000
Total current assets	1,182,818,000	952,491,000	870,143,000
Property and equipment, net	85,069,000	114,690,000	108,122,000
Goodwill	2,153,855,000	2,116,696,000	2,106,367,000
Other intangible assets, net	2,489,465,000	2,600,596,000	2,778,356,000
Investments in unconsolidated affiliates	113,804,000	111,663,000	106,307,000
Other assets	76,348,000	116,547,000	25,636,000
Total assets	6,101,359,000	6,012,683,000	5,994,931,000
Current liabilities
Current portion of long-term debt	26,170,000	27,655,000	26,348,000
Accounts payable	171,321,000	179,415,000	157,473,000
Accrued compensation and benefits	157,436,000	136,645,000	116,058,000
Other accrued expenses	110,314,000	128,835,000	127,024,000
Deferred revenues	49,762,000	45,581,000	41,961,000
Total current liabilities	515,003,000	518,131,000	468,864,000
Long-term debt, net of current portion	3,287,349,000	3,172,087,000	3,181,465,000
Deferred income tax liabilities, net	502,891,000	506,362,000	571,428,000
Other long-term liabilities	148,396,000	146,297,000	103,860,000
Total liabilities	4,453,639,000	4,342,877,000	4,325,617,000
Commitments and contingencies
Stockholders' equity:
Common stock
Additional paid in capital	2,339,141,000	2,337,491,000	2,336,287,000
(Accumulated deficit) / retained earnings	(768,458,000)	(745,295,000)	(724,123,000)
Loans to Karman Topco L.P.	(6,320,000)	(6,244,000)	(6,050,000)
Accumulated other comprehensive loss	(8,500,000)	(8,153,000)	(13,650,000)
Total equity attributable to stockholder	1,555,863,000	1,577,799,000	1,592,464,000
Nonredeemable noncontrolling interest	91,857,000	92,007,000	76,850,000
Total stockholder's equity	1,647,720,000	1,669,806,000	1,669,314,000
Total liabilities and stockholder's equity	6,101,359,000	6,012,683,000	$ 5,994,931,000
Predecessor Company
Current assets
Cash and cash equivalents	514,982	951,060
Prepaid expenses	166,667	316,667
Prepaid income taxes	265,695	25,327
Total current assets	947,344	1,293,054
Marketable securities held in Trust Account	453,742,245	452,816,525
Total assets	454,689,589	454,109,579
Current liabilities
Accounts payable and accrued expenses	4,621,248	100,000
Accounts payable - related party	248,028	127,912
Total current liabilities	4,869,276	227,912
Deferred underwriting commissions	15,750,000	15,750,000
Total liabilities	20,619,276	15,977,912
Commitments and contingencies
Class A common stock, $0.0001 par value; 500,000,000 shares authorized; 42,907,031 and 43,313,166 shares subject to possible redemption at September 30, 2020 and December 31, 2019, respectively	429,070,310	433,131,660
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid in capital	6,590,882	2,529,572
(Accumulated deficit) / retained earnings	(1,592,213)	2,469,141
Total equity attributable to stockholder	5,000,003	5,000,007
Total liabilities and stockholder's equity	454,689,589	454,109,579
Predecessor Company | Class A Common Stock
Stockholders' equity:
Common stock	209	169
Total equity attributable to stockholder	209	169
Predecessor Company | Class B Common Stock
Stockholders' equity:
Common stock	1,125	1,125
Total equity attributable to stockholder	$ 1,125	$ 1,125